Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year	$ 399		$ 339		$ 253
Charges to Costs and Expenses	46		158		138
Charges to Other Accounts
Deductions	(414)	[1]	(98)	[1]	(52)	[1]
End of Year	31		399		339
Allowance for net deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year	18,970		22,342		23,326
Charges to Costs and Expenses
Charges to Other Accounts			(1,916)
Deductions	1,811	[1]	(1,456)	[1]	(984)	[1]
End of Year	$ 20,781		$ 18,970		$ 22,342

[1]	Write-off, net of recoveries for the allowance for doubtful accounts.